SCHEDULE OF INCOME TAX EXPENSES (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax rate	17.00%	17.00%	17.00%